Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,937,500.00
Previously Paid Amount	0.00
Total Fee Amount	4,962.97
Total Offset Amount	0.00
Net Fee	$ 4,962.97